COMMITMENTS AND CONTINGENCIES (Details Textual) - USD ($)			12 Months Ended
	Apr. 10, 2015	Jan. 09, 2015	Dec. 31, 2015	Dec. 31, 2014
Commitments And Contingencies Textual [Abstract]
Claim for breach of contract	$ 625,572	$ 6,981,302.60
Increase (Decrease) in Accrued Cost of Oil and Gas Reclamation			$ 5,200,000
Operating Leases, Rent Expense			73,000	$ 109,000
Operating Leases, Future Minimum Payments Due			$ 90,000
Lease Expiration Date			Nov. 30, 2017
Colorado [Member]
Commitments And Contingencies Textual [Abstract]
Term Of Operating Lease			2 years
New York [Member]
Commitments And Contingencies Textual [Abstract]
Term Of Operating Lease			1 year